Shareholders' Capital (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 04, 2022	Dec. 31, 2022	Dec. 31, 2021
Amount
Redemption of restricted shares		$ 2.6	$ 0.8
Common shares repurchased for cancellation		294.2	17.5
Shareholders’ capital		$ 16,419.3	$ 16,706.9
Percent of public float	10.00%
Shareholders’ capital
Number of shares
Common shares, beginning of year (in shares)		579,484,032	530,035,922
Issued on capital acquisitions (in shares)		0	50,000,000
Issued on redemption of restricted stock (in shares)		1,713,730	2,109,241
Issued on exercise of stock options (in shares)		1,038,321	155,869
Common shares repurchased (in shares)	57,309,975	31,347,100	2,817,000
Common shares, end of year (in shares)		550,888,983	579,484,032
Amount
Common shares, beginning of year		$ 16,963.4	$ 16,707.6
Issued on capital acquisitions		0.0	264.5
Redemption of restricted shares		5.2	8.5
Issued on exercise of stock options		1.4	0.3
Common shares repurchased for cancellation		(294.2)	(17.5)
Common shares, end of year		16,675.8	16,963.4
Cumulative share issue costs, net of tax		(256.5)	(256.5)
Shareholders’ capital		$ 16,419.3	$ 16,706.9